UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY




                 Investment Company Act file number 811 - 08270



                   RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS
               (Exact name of registrant as specified in charter)



                          601 UNION STREET, SUITE 2801
                                SEATTLE, WA 98101
               (Address of principal executive offices) (Zip code)



                                 J. GLENN HABER
                       RAINIER INVESTMENT MANAGEMENT, INC.
                          601 UNION STREET, SUITE 2801
                                SEATLE, WA 98101
                     (Name and address of agent for service)



                                 (800) 248-6314
               Registrant's telephone number, including area code



Date of fiscal year end: MARCH 31
                         --------



Date of reporting period:  DECEMBER 31, 2004
                           -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.




 -------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
 -------------------------------------------------------------------------------

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (99.3%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION  (2.6%)
Alaska Air Group, Inc.*                                110,950   $    3,715,715
Autoliv, Inc.                                           87,800        4,240,740
Norfolk Southern Corp.                                  84,650        3,063,483
OMI Corp.                                              476,550        8,029,867
                                                                 ---------------
TOTAL AUTOS AND TRANSPORTATION                                       19,049,805
                                                                 --------------

CONSUMER DISCRETIONARY AND SERVICES  (19.2%)
Activision, Inc.*                                      247,000        4,984,460
Advance Auto Parts, Inc.*                              203,100        8,871,408
aQuantive, Inc.*                                       506,050        4,524,087
Ask Jeeves, Inc.*                                      213,900        5,721,825
Elizabeth Arden, Inc.*                                 106,350        2,524,749
Estee Lauder Companies, Inc.                           111,200        5,089,624
Getty Images, Inc.*                                    270,300       18,610,155
Helen of Troy Ltd.*                                    140,500        4,722,205
InfoSpace, Inc.*                                       295,850       14,067,667
Labor Ready, Inc.*                                     691,150       11,694,258
Manpower, Inc.                                         139,750        6,749,925
MSC Industrial Direct Co., Inc.                        228,850        8,234,023
Neiman Marcus Group, Inc.                              104,000        7,440,160
Nordstrom, Inc.                                        183,150        8,558,600
Pacific Sunwear of California, Inc.*                    63,150        1,405,719
RadioShack Corp.                                       126,350        4,154,388
Regis Corp.                                             87,050        4,017,357
Scientific Games Corp. Cl. A*                          344,765        8,219,198
Tempur-Pedic International, Inc.*                      213,450        4,525,140
ValueClick, Inc.*                                      615,450        8,203,948
                                                                 ---------------
TOTAL CONSUMER DISCRETIONARY AND SERVICES                           142,318,896
                                                                 ---------------

CONSUMER STAPLES  (2.3%)
Smithfield Foods, Inc.*                                355,750       10,526,642
SunOpta, Inc.*                                         906,700        6,510,106
                                                                 ---------------
TOTAL CONSUMER STAPLES                                               17,036,748
                                                                 ---------------

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                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (99.3%)                                 SHARES           VALUE
--------------------------------------------------------------------------------


ENERGY  (7.8%)
Canadian Natural Resources Ltd.                        176,800   $    7,561,736
Hydril Co.*                                            208,100        9,470,631
KCS Energy, Inc.*                                      463,800        6,854,964
Nabors Industries Ltd.*                                152,350        7,814,032
Noble Energy, Inc.                                      96,650        5,959,439
Peabody Energy Corp.                                    85,850        6,946,124
Transocean, Inc.*                                      148,950        6,313,991
Weatherford International Ltd.*                        107,150        5,496,795
Whiting Petroleum Corp.*                                50,500        1,527,625
                                                                 ---------------
TOTAL ENERGY                                                         57,945,337
                                                                 ---------------

FINANCIAL SERVICES  (19.6%)
ACE Limited                                            145,000        6,198,750
Affiliated Managers Group, Inc.*                       135,850        9,202,479
Arch Capital Group Ltd.*                               131,450        5,087,115
Bear Stearns Companies, Inc. (The)                      30,850        3,156,264
CB Richard Ellis Group, Inc.*                           88,250        2,960,787
CheckFree Corp.*                                       198,100        7,543,648
CIT Group, Inc.                                        217,650        9,972,723
Commercial Capital Bancorp, Inc.                       413,050        9,574,499
Equity Inns, Inc.                                      705,400        8,281,396
Friedman, Billings, Ramsey Group, Inc.                 488,150        9,465,229
General Growth Properties, Inc.                         85,590        3,094,934
Glacier Bancorp, Inc.                                   81,533        2,775,383
Investors Financial Services Corp.                     232,650       11,627,847
Northern Trust Corp.                                   159,400        7,743,652
Redwood Trust, Inc.                                    163,425       10,147,058
Safeco Corp.                                           122,350        6,391,564
SEI Investments Co.                                    205,450        8,614,518
Sovereign Bancorp, Inc.                                332,500        7,497,875
W.R. Berkely Corp.                                     185,750        8,761,828
Zions Bancorp                                          101,600        6,911,848
                                                                 ---------------
TOTAL FINANCIAL SERVICES                                            145,009,397
                                                                 ---------------

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                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (99.3%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

HEALTH CARE  (12.0%)
Advanced Neuromodulation Systems, Inc.*                127,900   $    5,046,934
American Pharmaceutical Partners, Inc.*                330,361       12,358,805
ArthroCare Corp.*                                      214,650        6,881,679
Connetics Corp.*                                       208,200        5,057,178
Cytyc Corp.*                                           410,750       11,324,378
Invitrogen Corp.*                                      126,500        8,491,945
Kinetic Concepts, Inc.*                                113,800        8,682,940
Kyphon, Inc.*                                          285,200        7,346,752
Laserscope*                                            148,010        5,315,039
Martek Biosciences Corp.*                               73,750        3,776,000
PacifiCare Health Systems, Inc.*                       120,200        6,793,704
Wright Medical Group, Inc.*                            265,150        7,556,775
                                                                 ---------------
TOTAL HEALTH CARE                                                    88,632,129
                                                                 ---------------

MATERIALS AND PROCESSING  (9.0%)
Airgas, Inc.                                           299,750        7,946,373
Cemex S.A. de CV ADR                                   178,500        6,500,970
Century Aluminum Co.*                                  203,700        5,349,162
Georgia Gulf Corp.                                      97,275        4,844,295
Georgia-Pacific Corp.                                  121,800        4,565,064
Intertape Polymer Group, Inc.*                         231,700        2,110,787
Jacobs Engineering Group, Inc.*                         88,000        4,205,520
NCI Building System, Inc.*                             137,850        5,169,375
Phelps Dodge Corp.                                      83,800        8,289,496
Precision Castparts Corp.                              152,350       10,006,348
Smurfit-Stone Container Corp.*                         263,900        4,929,652
Steel Dynamics, Inc.                                    73,950        2,801,226
                                                                 ---------------
TOTAL MATERIALS AND PROCESSING                                       66,718,268
                                                                 ---------------

OTHER  (0.5%)
Eaton Corp.                                             48,800        3,531,168
                                                                 ---------------

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                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (99.3%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

PRODUCER DURABLES  (8.1%)
Esterline Technologies Corp.*                          107,500   $    3,509,875
Hubbell, Inc.                                           65,300        3,415,190
Joy Global, Inc.                                       458,600       19,916,998
Nordson Corp.                                          151,121        6,055,418
Parker-Hannifin Corp.                                   76,900        5,824,406
Photon Dynamics, Inc.*                                 101,550        2,465,634
Rayovac Corp.*                                         124,200        3,795,552
Standard Pacific Corp.                                  34,750        2,228,865
Tektronix, Inc.                                        108,500        3,277,785
Thomas & Betts Corp.*                                  303,050        9,318,788
                                                                 ---------------
TOTAL PRODUCER DURABLES                                              59,808,511
                                                                 ---------------

TECHNOLOGY  (15.5%)
ALTERA Corp.*                                          183,350        3,795,345
AudioCodes Ltd.*                                       204,350        3,394,253
Autodesk, Inc.                                         203,300        7,715,235
Avid Technology, Inc.*                                 157,200        9,707,100
Avocent Corp.*                                         162,100        6,568,292
Brocade Communications Systems, Inc.*                  438,700        3,351,668
Cognos, Inc.*                                          191,300        8,428,678
F5 Networks, Inc.*                                     229,000       11,156,880
Hyperion Solutions Corp.*                              222,700       10,382,274
Macromedia, Inc.*                                      212,750        6,620,780
Marvell Technology Group Ltd.*                         200,850        7,124,150
Mercury Interactive Corp.*                             169,400        7,716,170
Novatel Wireless, Inc.*                                187,500        3,633,750
PMC-Sierra, Inc.*                                      319,900        3,598,875
RADWARE, Ltd.*                                         202,650        5,295,245
Rockwell Automation, Inc.                              180,450        8,941,298
Sigmatel, Inc.*                                        150,000        5,329,500
Silicon Laboratories, Inc.*                             57,300        2,023,263
                                                                 ---------------
TOTAL TECHNOLOGY                                                    114,782,756
                                                                 ---------------

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                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                     RAINIER SMALL/MID CAP EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (99.3%)                                 SHARES           VALUE
--------------------------------------------------------------------------------


UTILITIES  (2.7%)
KeySpan Corp.                                           49,125   $    1,937,981
Kinder Morgan, Inc.                                     66,250        4,844,863
NII Holdings, Inc.*                                     42,650        2,023,742
PPL Corp.                                               22,950        1,222,776
Western Wireless Corp.*                                332,600        9,745,180
                                                                 ---------------
TOTAL UTILITIES                                                      19,774,542
                                                                 ---------------

TOTAL COMMON STOCKS
 (COST $613,655,146)                                             $  734,607,557
                                                                 ---------------

SHORT-TERM INVESTMENTS  (1.4%)                 PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER  (1.0%)
American Express
1.900%  01-03-2005                             $     7,284,000   $    7,283,231
                                                                 ---------------

VARIABLE-RATE DEMAND NOTES**  (0.4%)
American Family Financial Services
2.004%  12-31-2031                                     442,667          442,667
Wisconsin Corp. Central Credit Union
2.090%  12-31-2031                                   2,686,937        2,686,937
                                                                 ---------------
TOTAL VARIABLE-RATE DEMAND NOTES                                 $    3,129,604
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $10,412,835)                                              $   10,412,835
                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES (100.7%)
(COST $624,067,981+)                                             $  745,020,392
                                                                 ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.7%)                    $   (5,299,465)
                                                                 ---------------

NET ASSETS (100.0%)                                              $  739,720,927
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

+ At December 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                             $  623,060,799
Gross tax unrealized appreciation                                $  124,576,231
Gross tax unrealized depreciation                                    (4,461,033)
                                                                 ---------------
Net tax unrealized appreciation                                  $  120,115,198
                                                                 ===============

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                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                          RAINIER CORE EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (99.5%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY  (10.5%)
Advance Auto Parts, Inc.*                              122,700   $    5,359,536
Autoliv, Inc.                                           28,250        1,364,475
Best Buy Co., Inc.                                     125,900        7,480,978
Comcast Corp. Cl. A*                                   220,550        7,339,904
eBay, Inc.*                                             41,600        4,837,248
Fox Entertainment Group, Inc.*                         139,500        4,360,770
Getty Images, Inc.*                                     90,700        6,244,695
Hilton Hotels Corp.                                    150,725        3,427,486
Neiman Marcus Group, Inc.                               47,850        3,423,189
Nordstrom, Inc.                                        122,800        5,738,444
RadioShack Corp.                                       136,650        4,493,052
Viacom, Inc. Cl. B                                      98,450        3,582,595
                                                                 ---------------
TOTAL CONSUMER DISCRETIONARY                                         57,652,372
                                                                 ---------------

CONSUMER STAPLES  (8.9%)
CVS Corp.                                               47,625        2,146,459
Estee Lauder Companies, Inc.                           132,600        6,069,102
Gillette Co.                                           168,500        7,545,430
Kellogg Co.                                            106,700        4,765,222
PepsiCo, Inc.                                          109,206        5,700,553
Procter & Gamble Co.                                   147,900        8,146,332
Smithfield Foods, Inc.*                                171,750        5,082,082
Wal-Mart Stores, Inc.                                  173,100        9,143,142
                                                                 ---------------
TOTAL CONSUMER STAPLES                                               48,598,322
                                                                 ---------------

ENERGY  (9.1%)
Apache Corp.                                            84,850        4,290,864
Exxon Mobil Corp.                                      256,702       13,158,545
Hydril Co.*                                             69,450        3,160,669
Kinder Morgan, Inc.                                     25,325        1,852,017
Nabors Industries Ltd.*                                 61,300        3,144,077
Noble Energy, Inc.                                      73,700        4,544,342
Occidental Petroleum Corp.                              97,550        5,693,018
Transocean, Inc.*                                      110,300        4,675,617
Unocal Corp.                                           106,750        4,615,870
Weatherford International Ltd.*                         86,900        4,457,970
                                                                ---------------
TOTAL ENERGY                                                         49,592,989
                                                                 ---------------

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                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                          RAINIER CORE EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (99.5%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

FINANCIALS  (18.9%)
ACE Limited                                             85,850   $    3,670,087
Allstate Corp.                                          96,800        5,006,496
American Express Co.                                   101,100        5,699,007
American International Group, Inc.                     144,007        9,456,940
Bank of America Corp.                                  237,392       11,155,050
Charles Schwab Corp.                                   447,300        5,349,708
CIT Group, Inc.                                         71,150        3,260,093
Citigroup, Inc.                                        297,436       14,330,467
Franklin Resources, Inc.                               114,650        7,985,372
Friedman, Billings, Ramsey Group, Inc.                  67,950        1,317,551
Goldman Sachs Group, Inc.                               92,350        9,608,094
J.P. Morgan Chase & Co.                                 84,625        3,301,221
Lehman Brothers Holdings, Inc.                          61,600        5,388,768
Prudential Financial, Inc.                             155,050        8,521,548
Wachovia Corp.                                          65,920        3,467,392
Wells Fargo & Co.                                       91,650        5,696,048
                                                                 ---------------
TOTAL FINANCIALS                                                    103,213,842
                                                                 ---------------

HEALTH CARE  (11.9%)
Aetna, Inc.                                             53,450        6,667,888
Amgen, Inc.*                                            92,575        5,938,686
Biogen Idec, Inc.*                                      48,250        3,213,932
Boston Scientific Corp.*                                93,750        3,332,813
Caremark Rx, Inc.*                                     119,800        4,723,714
Cytyc Corp.*                                           118,700        3,272,559
Eli Lilly & Co.                                        113,400        6,435,450
Gilead Sciences, Inc.*                                 205,700        7,197,443
Invitrogen Corp.*                                       37,750        2,534,158
Johnson & Johnson                                       96,027        6,090,032
Medtronic, Inc.                                         52,375        2,601,466
Novartis AG ADR                                        152,200        7,692,188
Pfizer, Inc.                                           205,800        5,533,962
                                                                ---------------
TOTAL HEALTH CARE                                                    65,234,291
                                                                 ---------------

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                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                          RAINIER CORE EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (99.5%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

INDUSTRIALS  (15.1%)
3M Co.                                                  64,100   $    5,260,687
Alaska Air Group, Inc.*                                 74,100        2,481,609
Boeing Co.                                             118,375        6,128,274
Eaton Corp.                                            103,400        7,482,024
General Electric Co.                                   574,874       20,982,901
Jacobs Engineering Group, Inc.*                         36,550        1,746,724
Joy Global, Inc.                                        75,850        3,294,165
L-3 Communications Holdings, Inc.                       41,200        3,017,488
Manpower, Inc.                                          64,900        3,134,670
Norfolk Southern Corp.                                 146,750        5,310,883
Parker-Hannifin Corp.                                   51,600        3,908,184
Rockwell Automation, Inc.                               84,175        4,170,871
Tsakos Energy Navigation Ltd.                          104,750        3,749,003
Tyco International Ltd.                                160,350        5,730,909
United Technologies Corp.                               60,925        6,296,599
                                                                 ---------------
TOTAL INDUSTRIALS                                                    82,694,991
                                                                 ---------------

INFORMATION TECHNOLOGY  (17.5%)
Agilent Technologies, Inc.*                             85,650        2,064,165
ALTERA Corp.*                                          186,650        3,863,655
Avid Technology, Inc.*                                  42,600        2,630,550
Cisco Systems, Inc.*                                   433,685        8,370,121
Cognos, Inc.*                                           68,950        3,037,937
Computer Associates International, Inc.                  2,249           69,854
Corning, Inc.*                                         375,050        4,414,339
Dell, Inc.*                                            169,825        7,156,426
EMC Corp.*                                             323,100        4,804,497
Ericsson Tel ADR                                       136,100        4,285,789
InfoSpace, Inc.*                                        53,500        2,543,925
Intel Corp.                                            196,314        4,591,784
Macromedia, Inc.*                                       67,900        2,113,048
Marvell Technology Group Ltd.*                         137,750        4,885,993
Maxim Integrated Products, Inc.                         93,275        3,953,927
Mercury Interactive Corp.*                              97,100        4,422,905
Microsoft Corp.                                        516,386       13,792,670
QUALCOMM, Inc.                                         109,350        4,636,440
Research in Motion Ltd.*                                23,050        1,899,781

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                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                          RAINIER CORE EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (99.5%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

SAP AG ADR                                             184,250  $     8,145,693
Symantec Corp.*                                         71,100        1,831,536
Texas Instruments, Inc.                                 82,075        2,020,687
                                                                 ---------------
TOTAL INFORMATION TECHNOLOGY                                         95,535,722
                                                                 ---------------

MATERIALS (4.5%)
Alcan Aluminium Ltd.                                    96,300        4,722,552
Cemex S.A. de CV ADR                                    78,850        2,871,717
Dow Chemical Co.                                        59,100        2,926,041
Georgia-Pacific Corp.                                  124,300        4,658,764
Nucor Corp.                                             31,550        1,651,327
Peabody Energy Corp.                                    42,900        3,471,039
Phelps Dodge Corp.                                      23,800        2,354,296
Praxair, Inc.                                           50,200        2,216,330
                                                                 ---------------
TOTAL MATERIALS                                                      24,872,066
                                                                 ---------------

TELECOMMUNICATION SERVICES  (1.6%)
America Movil SA de CV ADR                              69,350        3,630,472
Nextel Communications, Inc.*                           101,900        3,057,000
Verizon Communications, Inc.                            51,173        2,073,018
                                                                 ---------------
TOTAL UTILITIES                                                       8,760,490
                                                                 ---------------

UTILITIES  (1.5%)
Exelon Corp.                                           138,900        6,121,323
KeySpan Corp.                                           53,000        2,090,850
                                                                 ---------------
TOTAL UTILITIES                                                       8,212,173
                                                                 ---------------

TOTAL COMMON STOCKS
 (COST $453,223,787)                                             $  544,367,258
                                                                 ---------------

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                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                          RAINIER CORE EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

SHORT-TERM INVESTMENTS  (0.4%)                PRINCIPAL AMOUNT       VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER  (0.3%)
American Express
1.900%  01-03-2005                                 $ 1,725,000   $    1,724,818
                                                                 ---------------

VARIABLE-RATE DEMAND NOTES**  (0.1%)
American Family Financial Services
2.004%  12-31-2031                                     237,723          237,723
Wisconsin Corp. Central Credit Union
2.090%  12-31-2031                                     384,960          384,959
                                                                 ---------------
TOTAL VARIABLE-RATE DEMAND NOTES                                 $      622,682
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $2,347,500)                                               $    2,347,500
                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES (99.9%)
(COST $455,571,287+)                                             $  546,714,758
                                                                 ---------------

OTHER ASSETS LESS LIABILITIES (0.1%)                             $      273,997
                                                                 ---------------

NET ASSETS (100.0%)                                              $  546,988,755
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

+ At December 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                             $  452,092,824
Gross tax unrealized appreciation                                $   94,718,592
Gross tax unrealized depreciation                                    (7,053,585)
                                                                 ---------------
Net tax unrealized appreciation                                  $   87,665,007
                                                                 ===============

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                             SCHEDULE OF INVESTMENTS
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                         RAINIER GROWTH EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (98.3%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

AUTOS AND TRANSPORTATION  (1.5%)
C.H. Robinson Worldwide, Inc.                            1,750   $       97,160
                                                                 ---------------
TOTAL AUTOS AND TRANSPORTATION                                           97,160
                                                                 ---------------

CONSUMER DISCRETIONARY AND SERVICES  (24.2%)
Coach, Inc.*                                             1,750           98,700
DIRECTV Group, Inc.*                                     8,000          133,920
eBay, Inc.*                                              1,350          156,978
Electronic Arts, Inc.*                                   1,250           77,100
Estee Lauder Companies, Inc.                             1,450           66,366
Fastenal Co.                                             1,300           80,028
Getty Images, Inc.*                                        700           48,195
Google, Inc. Cl. A*                                        375           72,412
Hilton Hotels Corp.                                      3,350           76,179
InfoSpace, Inc.*                                         1,150           54,682
Las Vegas Sands Corp.*                                   2,950          141,600
Nike, Inc.                                               1,450          131,501
Starbucks Corp.*                                         2,600          162,136
XM Satellite Radio Holdings, Inc.*                       2,200           82,764
Yahoo!, Inc.*                                            4,250          160,140
                                                                 ---------------
TOTAL CONSUMER DISCRETIONARY AND SERVICES                             1,542,701
                                                                 ---------------

CONSUMER STAPLES  (4.1%)
PepsiCo, Inc.                                            2,000          104,400
Sysco Corp.                                              2,800          106,876
Whole Foods Market, Inc.                                   500           47,675
                                                                 ---------------
TOTAL CONSUMER STAPLES                                                  258,951
                                                                 ---------------

ENERGY  (0.9%)
Weatherford International Ltd.*                          1,100           56,430
                                                                 ---------------
TOTAL ENERGY                                                             56,430
                                                                 ---------------

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                             SCHEDULE OF INVESTMENTS
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                         RAINIER GROWTH EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (98.3%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

FINANCIAL SERVICES  (13.0%)
American Express Co.                                     1,600   $      90,192
American International Group, Inc.                       1,200          78,804
Franklin Resources, Inc.                                 1,000          69,650
Goldman Sachs Group, Inc.                                  850          88,434
Investors Financial Services Corp.                         750          37,485
Legg Mason, Inc.                                         2,400         175,824
Moody's Corp.                                            1,900         165,015
SLM Corp.                                                2,250         120,127
                                                                 --------------
TOTAL FINANCIAL SERVICES                                               825,531
                                                                 --------------

HEALTH CARE  (22.7%)
Aetna, Inc.                                              1,200         149,700
Alcon, Inc.                                              1,600         128,960
Biogen Idec, Inc.*                                       1,300          86,593
Boston Scientific Corp.*                                 2,100          74,655
Cytyc Corp.*                                             2,200          60,654
Gilead Sciences, Inc.*                                   3,000         104,970
Johnson & Johnson                                        2,300         145,866
Kinetic Concepts, Inc.*                                    550          41,965
Novartis AG ADR                                          3,300         166,782
Pfizer, Inc.                                             2,000          53,780
UnitedHealth Group, Inc.                                 2,600         228,878
Wright Medical Group, Inc.*                              2,300          65,550
Zimmer Holdings, Inc.*                                   1,750         140,210
                                                                 ---------------
TOTAL HEALTH CARE                                                    1,448,563
                                                                 ---------------

MATERIALS AND PROCESSING  (1.4%)
Precision Castparts Corp.                                1,400          91,952
                                                                 ---------------
TOTAL MATERIALS AND PROCESSING                                          91,952
                                                                 ---------------

OTHER  (2.0%)
3M Co.                                                     550          45,139
General Electric Co.                                     2,300          83,950
                                                                 ---------------
TOTAL OTHER                                                            129,089
                                                                 ---------------

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                         RAINIER GROWTH EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (98.3%)                                 SHARES           VALUE
--------------------------------------------------------------------------------

PRODUCER DURABLES  (2.9%)
Boeing Co.                                               1,350   $      69,889
Danaher Corp.                                            1,900         109,079
                                                                 --------------
TOTAL PRODUCER DURABLES                                                178,968
                                                                 --------------

TECHNOLOGY  (20.9%)
Apple Computer, Inc.*                                    1,400          90,160
Avid Technology, Inc.*                                     750          46,312
Cisco Systems, Inc.*                                     5,850         112,905
Cognizant Technology Solutions Corp.*                    1,400          59,262
Dell, Inc.*                                              3,350         141,169
Intel Corp.                                              1,950          45,611
Juniper Networks, Inc.*                                  2,700          73,413
Marvell Technology Group Ltd.*                           3,200         113,504
Mercury Interactive Corp.*                               1,950          88,823
Microsoft Corp.                                          3,850         102,834
Network Appliance, Inc.*                                 3,450         114,609
QUALCOMM, Inc.                                           2,400         101,760
Research in Motion Ltd.*                                   800          65,936
SAP AG ADR                                               1,300          57,473
Symantec Corp.*                                          1,000          25,760
Zebra Technologies Corp.*                                1,550          87,234
                                                                 --------------
TOTAL TECHNOLOGY                                                     1,326,765
                                                                 --------------

UTILITIES  (4.7%)
America Movil SA de CV ADR                               1,850          96,848
Comcast Corp. Cl. A*                                     3,450         114,816
Nextel Communications, Inc.*                             3,000          90,000
                                                                 --------------
TOTAL UTILITIES                                                        301,664
                                                                 --------------

TOTAL COMMON STOCKS
 (COST $4,903,857)                                               $   6,257,774
                                                                 --------------

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                         RAINIER GROWTH EQUITY PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

SHORT-TERM INVESTMENTS  (2.0%)                PRINCIPAL AMOUNT          VALUE
--------------------------------------------------------------------------------

VARIABLE-RATE DEMAND NOTES**  (2.0%)
American Family Financial Services
2.004%  12-31-2031                                   $  68,642   $       68,642
Wisconsin Corp. Central Credit Union
2.090%  12-31-2031                                      60,799           60,799
                                                                 ---------------
TOTAL VARIABLE-RATE DEMAND NOTES                                 $      129,441
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $129,440)                                                 $      129,441
                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES (100.3%)
(COST $5,033,297+)                                               $    6,387,215
                                                                 ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)                    $      (19,268)
                                                                 ---------------

NET ASSETS (100.0%)                                              $   6,367,947
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.
** THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

+ At December 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                             $    4,951,157
Gross tax unrealized appreciation                                $    1,300,845
Gross tax unrealized depreciation                                       (29,066)
                                                                ---------------
Net tax unrealized appreciation                                  $    1,271,779
                                                                 ===============

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                           RAINIER BALANCED PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

DEBT SECURITIES  (35.3%)                      PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS  (25.2%)
FINANCIALS  (1.3%)
Bank of America Corp.
  6.625%  10-15-2007                              $ 1,500,000    $    1,613,620
                                                                 ---------------
TOTAL FINANCIALS                                                      1,613,620
                                                                 ---------------

FINANCE  (19.1%)
ACE Limited
  6.000%  04-01-2007                                   550,000          574,051
AFLAC, Inc.
  6.500%  04-15-2009                                   700,000          763,374
Allstate Corp.
  4.500%  05-29-2009                                   625,000          637,118
American Express Credit Corp.
  3.000%  05-16-2008                                 1,250,000        1,221,717
Citigroup, Inc.
  4.250%  07-29-2009                                 1,750,000        1,770,438
Countrywide Home Loans
  5.625%  05-15-2007                                 2,000,000        2,087,404
General Electric Capital Corp.
  3.125%  04-01-2009                                 2,250,000        2,181,814
Goldman Sachs Group, Inc.
  5.700%  09-01-2012                                 1,750,000        1,857,916
Hartford Life, Inc.
  7.100%  06-15-2007                                   780,000          838,348
Household Finance Corp.
  5.750%  01-30-2007                                 1,500,000        1,566,549
International Lease Finance Corp.
  5.625%  06-01-2007                                 2,000,000        2,090,920
Merrill Lynch & Co., Inc.
  5.360%  02-01-2007                                 1,700,000        1,765,884
MGIC Investment Corp.
  6.000%  03-15-2007                                   225,000          236,407

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                           RAINIER BALANCED PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

DEBT SECURITIES  (35.3%)                      PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------

Morgan Stanley Dean Witter & Co.
  4.250%  05-15-2010                               $ 1,650,000   $    1,652,145
Protective Life Secured Trust
  3.700%  11-24-2008                                 1,000,000          997,959
Reliastar Financial Corp.
  6.500%  11-15-2008                                 1,850,000        2,000,381
SLM Corp.
  2.320%  07-25-2007                                 1,000,000        1,002,647
  4.000%  01-15-2010                                   500,000          496,688
                                                                 ---------------
TOTAL FINANCE                                                        23,741,760
                                                                 ---------------

INDUSTRIALS  (4.8%)
Amgen, Inc.
  4.000%  11-18-2009                                   500,000          498,995
Caterpillar Finance Service Corp.
  2.500%  10-03-2006                                   500,000          492,748
Deluxe Corp.
  3.500%  10-01-2007                                   450,000          444,491
Ford Motor Credit Co.
  6.500%  01-25-2007                                   850,000          884,293
General Mills, Inc.
  5.125%  02-15-2007                                   250,000          256,807
General Motors Acceptance Corp.
  6.125%  02-01-2007                                 1,000,000        1,027,375
John Deere Captial Corp.
  4.500%  08-22-2007                                 1,000,000        1,023,666
UnitedHealth Group, Inc.
  3.300%  01-30-2008                                 1,000,000          985,289
Wyeth
  5.500%  03-15-2013                                   350,000          364,362
                                                                 ---------------
TOTAL INDUSTRIALS                                                     5,978,026
                                                                 ---------------

TOTAL CORPORATE BONDS
 (COST $31,216,726)                                              $   31,333,406
                                                                 ---------------

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                           RAINIER BALANCED PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

DEBT SECURITIES  (35.3%)                      PRINCIPAL AMOUNT         VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY  (5.8%)
Federal Home Loan Bank
3.375%  02-15-2008                                 $ 1,500,000   $    1,493,831
4.750%  08-13-2010                                     800,000          828,704
                                                                 ---------------
                                                                      2,322,535
                                                                 ---------------
Federal Home Loan Mortgage Corp.
4.260%  07-19-2007                                   1,000,000        1,017,004
                                                                 ---------------

Federal National Mortgage Association
5.500%  07-15-2006                                   1,000,000        1,035,236
5.375%  11-15-2011                                   1,750,000        1,866,638
4.375%  03-15-2013                                     500,000          499,484
5.240%  08-07-2018                                     500,000          499,862
                                                                 ---------------
                                                                      3,901,220
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
 (COST $7,232,923)                                                    7,240,759
                                                                 ---------------

U.S. TREASURY NOTES  (4.3%)
6.125%  08-15-2007                                   1,025,000        1,100,354
5.625%  05-15-2008                                   2,000,000        2,145,782
6.000%  08-15-2009                                   1,225,000        1,351,425
4.375%  08-15-2012                                     775,000          793,739
                                                                 ---------------
TOTAL U.S. TREASURY NOTES
 (COST $5,186,611)                                                    5,391,300
                                                                 ---------------

TOTAL DEBT SECURITIES
 (COST $43,636,260)                                              $   43,965,465
                                                                 ---------------

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                           RAINIER BALANCED PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (63.5%)                                  SHARES          VALUE
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY  (6.6%)
Advance Auto Parts, Inc.*                               16,650   $      727,272
Autoliv, Inc.                                            4,050          195,615
Best Buy Co., Inc.                                      18,550        1,102,241
Comcast Corp. Cl. A*                                    33,050        1,099,904
eBay, Inc.*                                              6,100          709,308
Fox Entertainment Group, Inc.*                          16,250          507,975
Getty Images, Inc.*                                     13,150          905,377
Hilton Hotels Corp.                                     19,800          450,252
Neiman Marcus Group, Inc.                                6,700          479,318
Nordstrom, Inc.                                         18,050          843,476
RadioShack Corp.                                        20,300          667,464
Viacom, Inc. Cl. B                                      14,625          532,204
                                                                 ---------------
TOTAL CONSUMER DISCRETIONARY                                          8,220,406
                                                                 ---------------

CONSUMER STAPLES  (5.8%)
CVS Corp.                                                7,075          318,870
Estee Lauder Companies, Inc.                            19,050          871,918
Gillette Co.                                            24,975        1,118,380
Kellogg Co.                                             13,500          602,910
PepsiCo, Inc.                                           16,074          839,063
Procter & Gamble Co.                                    22,500        1,239,300
Smithfield Foods, Inc.*                                 25,650          758,983
Wal-Mart Stores, Inc.                                   27,150        1,434,063
                                                                 ---------------
TOTAL CONSUMER STAPLES                                                7,183,487
                                                                 ---------------

ENERGY  (5.8%)
Apache Corp.                                            13,150          664,995
Exxon Mobil Corp.                                       39,606        2,030,204
Hydril Co.*                                             10,150          461,926
Kinder Morgan, Inc.                                      3,250          237,672
Nabors Industries Ltd.*                                  7,650          392,368
Noble Energy, Inc.                                      10,650          656,679
Occidental Petroleum Corp.                              14,350          837,466
Transocean, Inc.*                                       16,150          684,599
Unocal Corp.                                            15,500          670,220
Weatherford International Ltd.*                         12,900          661,770
                                                                 ---------------
TOTAL ENERGY                                                          7,297,899
                                                                 ---------------

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                           RAINIER BALANCED PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (64.1%)                                  SHARES          VALUE
--------------------------------------------------------------------------------

FINANCIALS  (12.0%)
ACE Limited                                             12,850   $      549,338
Allstate Corp.                                          14,650          757,698
American Express                                        15,400          868,098
American International Group, Inc.                      21,288        1,397,983
Bank of America Corp.                                   35,002        1,644,744
Charles Schwab Corp.                                    71,900          859,924
CIT Group, Inc.                                         11,000          504,020
Citigroup, Inc.                                         42,397        2,042,687
Franklin Resources, Inc.                                16,575        1,154,449
Friedman, Billings, Ramsey Group, Inc.                  12,450          241,406
Goldman Sachs Group, Inc.                               13,850        1,440,954
J.P. Morgan Chase & Co.                                  7,225          281,847
Lehman Brothers Holdings, Inc.                           9,100          796,068
Prudential Financial, Inc.                              23,050        1,266,828
Wachovia Corp.                                           6,108          321,281
Wells Fargo & Co.                                       13,375          831,256
                                                                 ---------------
TOTAL FINANCIALS                                                     14,958,581
                                                                 ---------------

HEALTH CARE  (7.9%)
Aetna, Inc.                                              7,850          979,288
Amgen, Inc.*                                            13,550          869,233
Biogen Idec, Inc.*                                       7,050          469,600
Boston Scientific Corp.*                                13,900          494,145
Caremark Rx, Inc.*                                      17,550          691,997
Cytyc Corp.*                                            17,400          479,718
Eli Lilly & Co.                                         17,075          969,006
Gilead Sciences, Inc.*                                  30,150        1,054,949
Invitrogen Corp.*                                        5,600          375,928
Johnson & Johnson                                       17,225        1,092,410
Medtronic, Inc.                                          7,750          384,943
Novartis AG ADR                                         22,450        1,134,623
Pfizer, Inc.                                            29,900          804,011
                                                                 ---------------
TOTAL HEALTH CARE                                                     9,799,851
                                                                 ---------------

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                           RAINIER BALANCED PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (64.1%)                                  SHARES         VALUE
--------------------------------------------------------------------------------

INDUSTRIALS  (9.8%)
3M Co.                                                   9,300   $      763,251
Alaska Air Group, Inc.*                                 10,800          361,692
Boeing Co.                                              17,400          900,798
Eaton Corp.                                             16,450        1,190,322
General Electric Co.                                    81,500        2,974,750
Jacobs Engineering Group, Inc.*                          5,100          243,729
Joy Global, Inc.                                        12,300          534,189
L-3 Communications Holdings, Inc.                        5,625          411,975
Manpower, Inc.                                           9,350          451,605
Norfolk Southern Corp.                                  21,650          783,514
Parker-Hannifin Corp.                                    7,950          602,133
Rockwell Automation, Inc.                               12,300          609,465
Tsakos Energy Navigation Ltd.                           15,300          547,587
Tyco International Ltd.                                 24,650          880,991
United Technologies Corp.                                8,875          917,231
                                                                 ---------------
TOTAL INDUSTRIALS                                                    12,173,232
                                                                 ---------------

INFORMATION TECHNOLOGY  (11.4%)
Agilent Technologies, Inc.*                             14,600          351,860
ALTERA Corp.*                                           27,700          573,390
Avid Technology, Inc.*                                   6,250          385,937
Cisco Systems, Inc.*                                    69,191        1,335,386
Cognos, Inc.*                                           10,150          447,209
Computer Associates International, Inc.                    139            4,317
Corning, Inc.*                                          55,000          647,350
Dell, Inc.*                                             29,000        1,222,060
EMC Corp.*                                              48,000          713,760
Ericsson Tel ADR                                        20,000          629,800
InfoSpace, Inc.*                                         8,075          383,966
Intel Corp.                                             29,550          691,175
Macromedia, Inc.*                                       10,050          312,756
Marvell Technology Group, Ltd.*                         20,150          714,721
Maxim Integrated Products, Inc.                         13,725          581,803
Mercury Interactive Corp.*                              14,350          653,643
Microsoft Corp.                                         70,000        1,869,700
QUALCOMM, Inc.                                          14,750          625,400
Research in Motion Ltd.*                                 2,950          243,139
SAP AG ADR                                              26,950        1,191,460
Symantec Corp.*                                         10,500          270,480
Texas Instruments, Inc.                                 12,300          302,826
                                                                 ---------------
TOTAL INFORMATION TECHNOLOGY                                         14,152,138
                                                                 ---------------

                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                           RAINIER BALANCED PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

COMMON STOCKS  (64.1%)                                  SHARES         VALUE
--------------------------------------------------------------------------------

MATERIALS AND PROCESSING  (2.9%)
Alcan Aluminium Ltd.                                    12,700   $      622,808
Cemex S.A. de CV ADR                                    11,650          424,293
Dow Chemical Co.                                         8,650          428,262
Georgia-Pacific Corp.                                   18,200          682,136
Nucor Corp.                                              4,500          235,530
Peabody Energy Corp.                                     6,300          509,733
Phelps Dodge Corp.                                       3,650          361,058
Praxair, Inc.                                            7,250          320,088
                                                                 ---------------
TOTAL MATERIALS AND PROCESSING                                        3,583,908
                                                                 ---------------

TELECOMMUNICATION SERVICES  (1.0%)
America Movil SA de CV ADR                              10,200          533,970
Nextel Communications, Inc.*                            14,750          442,500
Verizon Communications, Inc.                             7,591          307,510
                                                                 ---------------
TOTAL TELECOMMUNICATION SERVICES                                      1,283,980
                                                                 ---------------

UTILITIES  (0.9%)
Exelon Corp.                                            19,600          863,770
KeySpan Corp.                                            7,800          307,710
                                                                 ---------------
TOTAL UTILITIES                                                       1,171,480
                                                                 ---------------

TOTAL COMMON STOCKS
 (COST $64,280,470)                                              $   79,824,962
                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES (99.4%)
(COST $107,916,730+)                                             $  123,790,427
                                                                 ---------------

OTHER ASSETS LESS LIABILITIES (0.6%)                             $      721,588
                                                                 ---------------

NET ASSETS (100.0%)                                              $  124,512,015
                                                                 ===============

*    NON-INCOME PRODUCING SECURITY.

+ At December 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                             $  107,174,594
Gross tax unrealized appreciation                                $   15,908,964
Gross tax unrealized depreciation                                      (777,404)
                                                                 ---------------
Net tax unrealized appreciation                                  $   15,131,560
                                                                 ===============

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                   RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

DEBT SECURITIES  (98.6%)                          PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------

CORPORATE BONDS  (67.6%)
FINANCIAL  (2.5%)
Bank of America Corp.
  3.250%  08-15-2008                               $   900,000   $      885,396
Bank One Corp.
  6.000%  08-01-2008                                   500,000          535,571
                                                                 ---------------
TOTAL FINANCIAL                                                       1,420,967
                                                                 ---------------

FINANCE  (50.5%)
ACE Limited
  6.000%  04-01-2007                                   700,000          730,611
AFLAC, Inc.
  6.500%  04-15-2009                                   900,000          981,481
Allstate Corp.
  4.500%  05-29-2009                                   625,000          637,118
American Express Credit Corp.
  3.000%  05-16-2008                                 1,350,000        1,319,455
Citigroup, Inc.
  5.625%  08-27-2012                                 1,100,000        1,173,258
Commercial Credit TRV
  6.750%  07-01-2007                                 1,430,000        1,540,267
Countrywide Home Loans
  5.625%  05-15-2007                                 2,500,000        2,609,255
General Electric Capital Corp.
  5.375%  03-15-2007                                 1,600,000        1,662,843
  4.250%  12-01-2010                                 1,000,000        1,000,744
Goldman Sachs Group, Inc.
  5.700%  09-01-2012                                 2,150,000        2,282,582
Household Finance Corp.
  5.750%  01-30-2007                                 1,500,000        1,566,549
International Lease Finance Corp.
  5.625%  06-01-2007                                   575,000          601,140
  4.750%  02-15-2008                                 1,800,000        1,841,152
Merrill Lynch & Co., Inc.
  5.360%  02-01-2007                                 1,925,000        1,999,603

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                   RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

DEBT SECURITIES  (98.6%)                          PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------

MGIC Investment Corp.
  6.000%  03-15-2007                               $   750,000   $      788,022
Morgan Stanley Dean Witter & Co.
  4.250%  05-15-2010                                 2,500,000        2,503,250
Protective Life Secured Trust
  3.700%  11-24-2008                                 1,250,000        1,247,449
Reliastar Financial Corp.
  6.500%  11-15-2008                                 2,000,000        2,162,574
SLM Corp.
  2.320%  07-25-2007                                 1,250,000        1,253,309
  4.000%  01-15-2010                                   900,000          894,038
                                                                 ---------------
TOTAL FINANCE                                                        28,794,700
                                                                 ---------------

INDUSTRIALS  (14.6%)
Amgen, Inc.
  4.000%  11-18-2009                                   650,000          648,694
Caterpillar Finance Service Corp.
  2.500%  10-03-2006                                   500,000          492,748
Deluxe Corp.
  5.125%  10-01-2014                                   650,000          623,949
First Data Corp.
  3.375%  08-01-2008                                   500,000          493,720
Ford Motor Credit Co.
  6.500%  01-25-2007                                 1,150,000        1,196,397
General Mills, Inc.
  5.125%  02-15-2007                                   750,000          770,421
General Motors Acceptance Corp.
  6.125%  02-01-2007                                 1,000,000        1,027,375
John Deere Capital Corp.
  4.500%  08-22-2007                                 1,250,000        1,279,582
UnitedHealth Group, Inc.
  3.300%  01-30-2008                                 1,275,000        1,256,243
Wyeth
  5.500%  03-15-2013                                   500,000          520,517
                                                                 ---------------
TOTAL INDUSTRIALS                                                     8,309,646
                                                                 ---------------

TOTAL CORPORATE BONDS
 (COST $38,470,651)                                              $   38,525,313
                                                                 ---------------

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                   RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

DEBT SECURITIES  (98.6%)                          PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES  (0.9%)
MBNA Credit Card Master Note
  2.700%  09-15-2009                               $   500,000   $      491,930
                                                                 ---------------
TOTAL ASSET-BACKED SECURITIES
 (COST $495,458)                                                        491,930
                                                                 ---------------

U.S. GOVERNMENT AGENCY  (14.0%)
Federal Home Loan Bank
  3.375%  02-15-2008                                 1,000,000          995,887
  5.750%  05-15-2008                                 1,500,000        1,603,506
  6.125%  03-15-2012                                 1,250,000        1,390,868
                                                                 ---------------
                                                                      3,990,261
                                                                 ---------------
Federal Home Loan Mortgage Corp.
  6.700%  01-05-2007                                 1,105,000        1,178,625
  4.260%  07-19-2007                                 1,100,000        1,118,704
                                                                 ---------------
                                                                      2,297,329
                                                                 ---------------
Federal National Mortgage Association
  5.375%  11-15-2011                                 1,335,000        1,423,978
  5.240%  08-07-2018                                   290,000          289,920
                                                                 ---------------
                                                                      1,713,898
                                                                 ---------------
TOTAL U.S. GOVERNMENT AGENCY
 (COST $7,950,230)                                                    8,001,488
                                                                 ---------------

U.S. TREASURY NOTES  (16.1%)
  3.500%  11-15-2006                                   500,000          504,375
  5.750%  11-15-2005                                 1,600,000        1,641,501
  6.625%  05-15-2007                                 1,400,000        1,510,743
  4.250%  08-15-2013                                 1,250,000        1,260,255
  6.000%  08-15-2009                                 1,000,000        1,103,204
  6.125%  08-15-2007                                 2,300,000        2,469,087
  5.750%  08-15-2010                                   625,000          688,306
                                                                 ---------------
TOTAL U.S. TREASURY NOTES
 (COST $8,941,111)                                                    9,177,471
                                                                 ---------------

TOTAL DEBT SECURITIES
 (COST $55,857,450)                                              $   56,196,202
                                                                 ---------------

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                   RAINIER INTERMEDIATE FIXED INCOME PORTFOLIO

DECEMBER 31, 2004 (UNAUDITED)

SHORT-TERM INVESTMENTS  (0.9%)                  PRINCIPAL AMOUNT     VALUE
--------------------------------------------------------------------------------

COMMERCIAL PAPER  (0.3%)
American Express
  1.900%  01-03-2005                                   168,000   $      167,982

VARIABLE-RATE DEMAND NOTES*  (0.6%)
American Family Financial Services
  2.004%  12-31-2031                                   173,930          173,930
Wisconsin Corp. Central Credit Union
  2.090%  12-31-2031                                   211,664          211,664
                                                                 ---------------
TOTAL VARIABLE-RATE DEMAND NOTES                                 $      385,594
                                                                 ---------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $553,576)                                                 $      553,576
                                                                 ---------------

TOTAL INVESTMENTS IN SECURITIES (99.5%)
(COST $56,411,026+)                                              $   56,749,778
                                                                 ---------------

OTHER ASSETS LESS LIABILITIES (0.5%)                             $      260,510
                                                                 ---------------

NET ASSETS (100.0%)                                              $   57,010,288
                                                                 ===============

* THE VARIABLE-RATE SECURITIES ARE SUBJECT TO A DEMAND FEATURE, WHICH REDUCES THE REMAINING MATURITY.

+ At December 31, 2004, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows:

Cost of investments for tax purposes                             $   56,411,027
Gross tax unrealized appreciation                                $      554,851
Gross tax unrealized depreciation                                      (216,099)
                                                                 ---------------
Net tax unrealized appreciation                                  $      338,752
                                                                 ===============

For certain federal income tax information, as well as information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund's most recent semi-annual or annual report.




ITEM 2. CONTROLS AND PROCEDURES.
(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over this report (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over this report.


ITEM 3. EXHIBITS.
SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE ACT (17 CFR 270.30A-2(A)). Filed herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant) RAINIER INVESTMENT MANAGEMENT MUTUAL FUNDS

         By (Signature and Title) /S/ J. GLENN HABER
                                  ---------------------
                                  J. Glenn Haber
                                  Chief Executive Officer and Treasurer

         Date      February 24, 2005
                -------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)* /S/ J. GLENN HABER
                                   -------------------------
                                   J. Glenn Haber
                                   Chief Executive Officer and Treasurer









         Date  February 25, 2005
               -----------------------


* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.